ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Real Estate [Line Items]
Gains (losses) from sale of assets held-for-sale		$ (54,100,000)	$ (7,800,000)
Liabilities held-for-sale	$ 0	0
Actively marketed property	45,778,000	13,781,000	31,007,000
Other assets held-for-sale	1,419,000	1,832,000	645,000
Assets Held-For-Sale, Disposal	1,069,000	9,978,000	2,800,000
Assets Actively Marketed, Disposal		17,226,000
Gain (Loss) on Disposition of Assets (Vessels, Latin Properties and USA Properties)	100,000	20,800,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate [Line Items]
Assets Held-For-Sale, Disposal	1,100,000
Hawaii Land
Real Estate [Line Items]
Gains (losses) from sale of assets held-for-sale		(31,700,000)	(2,500,000)
North America Property | Fresh Vegetables [Member]
Real Estate [Line Items]
Other assets held-for-sale		6,900,000
Properties in Europe
Real Estate [Line Items]
Other assets held-for-sale		200,000
Properties in Latin America
Real Estate [Line Items]
Other assets held-for-sale	600,000	1,100,000
Ranch in North America
Real Estate [Line Items]
Assets Actively Marketed, Disposal	$ (32,000,000.0)	17,200,000	$ 20,700,000
North America Property | Diversified Fresh Produce - Americas & ROW
Real Estate [Line Items]
Other assets held-for-sale		$ 3,200,000